Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Commitments And Contingencies [Abstract]
Commitments and contingencies [Text Block]

19) Commitments and contingencies

At December 31, 2022, the Company was party to certain management and consulting contracts. Minimum commitments under the agreements are approximately $2,648 and all payable within one year. These contracts also require that additional payments of up to approximately $3,972 be made upon the occurrence of certain events such as change of control. As the triggering event has not occurred, the contingent payments have not been reflected in these consolidated financial statements.

In 2021, the Company signed a 10-year exclusive off-take agreement with a third party for the purchase of all standard and high purity grade vanadium products they produce. The annual quantity to be delivered to the Company in 2023 is 220 tonnes of V2O5, with the Company having a right of first refusal over additional amounts.

The Company's Largo Clean Energy business is required to pay a royalty of 7.5% of the net sales price of each VRFB which contains a manufactured licensed product or uses or transfers a licensed product on or after January 1, 2022. Refer to note 7 for details of the royalties payable at the Maracás Menchen Mine.

The Company is committed to a minimum amount of rental payments under five leases of office space which expire between February 28, 2023 and May 1, 2027. Minimum rental commitments remaining under the leases are approximately $397, including $243 due within one year.

At the Company's Maracás Menchen Mine and at Largo Clean Energy, the Company has entered into purchase order contracts with remaining amounts due related to goods not received or services not rendered as of December 31, 2022 of $10,693.

The Company and its subsidiaries are party to legal proceedings regarding labour matters. A provision was recorded at December 31, 2021 for such proceedings in Brazil in an amount of R$469 ($84). At December 31, 2022, the provision recognized was R$1,223 ($234). Refer to note 11 for details of provisions recognized. The outcome of these proceedings remains dependent on the final judgment. Management does not expect the outcome of any of the remaining proceedings to have a materially adverse effect on the results of the Company's financial position or results of operations.